UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Fund Management, LLC
Address:	1110 West Lake Cook Road, Suite 372
		Buffalo Grove, Illinois 60089

13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	President
Phone:	(847) 537-7400

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Buffalo Grove, IL	February 12, 2004
-----------------------	------------------	-----------------
	[Signature]	[City, State]				[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0
					---

Form 13F Information Table Entry Total:	 42
					----

Form 13F Information Table Value Total:	$156,018
					---------
					(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Col. 2	Column 3	Col. 4	Column 5		Column 6	Column 7	Column 8
-----------------------	------	--------	------	--------------------	----------	--------	------------------
						Value	Shares/	SH/	Put/	Investment	Other		Voting Authority
Name of Issuer		Class	CUSIP		(x$1000)Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
--------------		-----	-----		---------------	---	----	----------	--------	----	------	----
AETNA US HEALTHCARE	COM	00817y108	3754	55550	SH		Sole				45550		10000
AMERADA HESS CORP	COM	023551104	367	6900	SH		Sole				6900
AON CORP		COM	037389103	6725	280900	SH		Sole				201020		79880
BAXTER INTL INC COM	COM	071813109	232	7600	SH		Sole				7600
BLOCK H R INC		COM	093671105	8286	149640	SH		Sole				112250		37390
CAPITAL ONE FINANCIAL	COM	14040h105	7910	129064	SH		Sole				96564		32500
CENDANT CORP		COM	151313103	9035	405682	SH		Sole				310982		94700
CHUBB CORP		COM	171232101	7323	107532	SH		Sole				79232		28300
COMCAST CORP NEW CL A	COM	20030n101	7455	227370	SH		Sole				176330		51040
COMCAST CORP CL A SP	COM	20030n200	269	8600	SH		Sole				2300		6300
CONOCOPHILLIPS		COM	20825C104	256	3900	SH		Sole				3900
CVS CORP DEL		COM	126650100	6773	187500	SH		Sole				130810		56690
D R HORTON INC		COM	23331a109	368	8500	SH		Sole				8500
DEL MONTE FOODS CO	COM	24522P103	5790	556700	SH		Sole				393800		162900
DOUBLECLICK INC		COM	258609304	113	10928	SH		Sole				10928
EASTMAN KODAK CO	COM	277461109	262	10200	SH		Sole				10200
FEDERAL HOME LN MTG CP 	COM	313400301   	262	4500	SH		Sole				4500
FEDERAL NATL MTG ASSN	COM	313586109	8376	111596	SH		Sole				86516		25080
FEDEX CORP		COM	31428X106	1715	25400	SH		Sole						25400
GALLAGHER ARTHUR J &CO	COM	363576109	6131	188697	SH		Sole				137119		51578
GENZYME CORP GENL	COM	372917104	603	12228	SH		Sole				12228
HCA INC			COM	404119109	6424	149545	SH		Sole				128345		21200
ISHARES RUSSELL 2000INDXCOM	464287655	920	8300	SH		Sole				8300
KERR-MCGEE CORP		COM	492386107	358	7700	SH		Sole				7700
L-3 COMMUNICATIONS INC	COM	502424104	4065	79150	SH		Sole				54150		25000
LABORATORY AMER HLDGS 	COM	50540R409	225	6100	SH		Sole				6100
LIBERTY MEDIA CORP NEW	COM	530718105	6760	568554	SH		Sole				422112		146442
LIFEPOINT HOSPS INC	COM	53219l109	418	14200	SH		Sole				14200
MGIC INVST CORP WIS 	COM	552848103	6534	114750	SH		Sole				81950		32800
OMNICARE INC COM	COM	681904108	5379	133171	SH		Sole				113771		19400
OXFORD HEALTH PLANS INC	COM	691471106	1128	25941	SH		Sole				24941		1000
PEPSI BOTTLING GROUPINC	COM	713409100	5524	228450	SH		Sole				157450		71000
QUALCOMM INC		COM	747525103	502	9311	SH		Sole				9311
QUEST DIAGNOSTICS INC	COM	74834l100	5298	72469	SH		Sole				62269		10200
S & P 500 DEP. RECEIPT	COM	78462f103	1847	16600	SH		Sole				16600
SAFECO CORP		COM	786429100	409	10500	SH		Sole				10500
TIME WARNER INC		COM	887317105	1070	59465	SH		Sole				56765		2700
TRIAD HOSPS INC		COM	89579k109	5710	171620	SH		Sole				145220		26400
TYCO INTL LTD NEW 	COM	902124106	6064	228840	SH		Sole				182396		46444
VERISIGN INC		COM	92343e102	780	47862	SH		Sole				47862
WASHINGTON MUTUAL INC	COM	939322103	7671	191201	SH		Sole				144401		46800
XEROX CORP		COM	984121103	6927	501991	SH		Sole				366091		135900